CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Shares [Member]	Preferred Shares [Member] Preferred A Shares [Member]	Preferred Shares [Member] Preferred B Shares [Member]	Par Value of Shares Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 12, 2016				$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Dec. 12, 2016	0	0	0
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of common shares as part of exchange and shareholders' contribution				2,400	7,612,108	0	7,614,508
Issuance of common shares as part of exchange and shareholders' contribution (in shares)	2,400,000
Issuance of preferred shares as part of exchange				492	2,740,000	0	2,740,492
Issuance of preferred shares as part of exchange (in shares)		480,000	12,000
Deemed contribution of preferred shares as part of exchange				0	(2,740,000)	0	(2,740,000)
Net income				0	0	878,644	878,644
Balance at Sep. 30, 2017				2,892	7,612,108	878,644	8,493,644
Balance (in shares) at Sep. 30, 2017	2,400,000	480,000	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income							(247,858)
Balance at Dec. 31, 2017							8,245,784
Balance at Sep. 30, 2017				2,892	7,612,108	878,644	8,493,644
Balance (in shares) at Sep. 30, 2017	2,400,000	480,000	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income				0	0	980,938	980,938
Balance at Sep. 30, 2018				2,892	7,612,108	1,859,582	9,474,582
Balance (in shares) at Sep. 30, 2018	2,400,000	480,000	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income				0	0	276,442	276,442
Balance at Dec. 31, 2018				$ 2,892	$ 7,612,108	$ 2,136,024	$ 9,751,024
Balance (in shares) at Dec. 31, 2018	2,400,000	480,000	12,000